Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
Summary of Gross Sales by Major Customers	The following represents net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2025		2024		2023
Customer A	$586.6	15.1%	$558.2	14.2%	$450.1	12.0%